Other Liabilities, Provisions, Contingencies and Commitments - Provisions (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of financial liabilities [line items]
Provisions	$ 184		$ 3,322	$ 3,875
Indirect taxes
Disclosure of financial liabilities [line items]
Provisions			1,139	1,277	$ 1,649	$ 1,976
Labor
Disclosure of financial liabilities [line items]
Provisions			1,357	1,445	1,570	1,703
Legal
Disclosure of financial liabilities [line items]
Provisions			$ 826	$ 1,153	$ 1,104	$ 1,006

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4